Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 163,001,340.00
Previously Paid Amount	0.00
Total Fee Amount	22,510.49
Total Offset Amount	0.00
Net Fee	22,510.49
Narrative - Max Aggregate Offering Price	$ 163,001,340.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true